Net Income Per Limited Partner Unit (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Computation of net income per unit
Net income per unit was computed as follows (in thousands, except per unit amounts):

	Year Ended December 31, 2015
		Limited Partners
	General Partner	Common Units	Subordinated Units	Restricted Units	Total
Allocation of net income to determine net income available to limited partners:
Distributions, excluding general partner’s IDRs	$1,572	$39,106	$34,476	$—	$75,154
General partner’s IDRs	3,431	—	—	—	3,431
DERs	—	—	—	12	12
Distributions and DERs declared	5,003	39,106	34,476	12	78,597
Undistributed earnings	1,066	27,162	25,045	8	53,281
Net income available to limited partners – basic and diluted	$6,069	$66,268	$59,521	$20	$131,878

Net income per limited partner unit – basic and diluted:
Weighted-average units outstanding		31,222	28,790

Net income per limited partner unit – basic and diluted		$2.12	$2.07

	Year Ended December 31, 2014
		Limited Partners
	General Partner	Common Units	Subordinated Units	Restricted Units	Total
Allocation of net income to determine net income available to limited partners:
Distributions, excluding general partner’s IDRs	$1,110	$27,091	$27,091	$—	$55,292
General partner’s IDRs	194	—	—	—	194
DERs	—	—	—	6	6
Distributions and DERs declared	1,304	27,091	27,091	6	55,492
Undistributed earnings	75	1,857	1,857	—	3,789
Net income available to limited partners – basic	$1,379	28,948	28,948	$6	$59,281
Add: DERs		6	—
Net income available to limited partners – diluted		$28,954	$28,948

Net income per limited partner unit – basic:
Weighted-average units outstanding		28,790	28,790

Net income per limited partner unit – basic		$1.01	$1.01

Net income per limited partner unit – diluted:
Weighted-average units outstanding		28,790	28,790
Common equivalent units for restricted units		1	—
Weighted-average units outstanding – diluted		28,791	28,790

Net income per limited partner unit – diluted		$1.01	$1.01

	December 16, 2013 through December 31, 2013
		Limited Partners
	General Partner	Common Units	Subordinated Units	Total
Allocation of net income to determine net income available to limited partners:
Distributions	$44	$1,065	$1,065	$2,174
Excess distributions over earnings	(3)	(65)	(65)	(133)
Net income available to limited partners – basic and diluted	$41	$1,000	$1,000	$2,041

Net income per limited partner unit – basic and diluted:
Weighted-average units outstanding		28,790	28,790

Net income per limited partner unit – basic and diluted		$0.03	$0.03